Income Tax - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carryforward	¥ 31,334	¥ 27,145	¥ 19,506
Advertising expenses	37	37	37
Impairment/disposal of property and equipment	6,954	6,847	6,079
Deferred revenue	7,385	7,412	7,719
GAAP differences – others	(172)	392	53
Allowance for credit losses	517	335	126
Net deferred tax liabilities offset	(3,517)	(790)
Less: Valuation allowance	(42,538)	(41,378)	(33,520)
Total net deferred tax assets
Unbilled revenue	(4,143)	(3,092)
Total	(4,143)	(3,092)
Deferred tax assets offset	3,517	790
Net deferred tax liabilities	¥ (626)	¥ (2,302)